Borrowings - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Feb. 28, 2021	Apr. 30, 2019	May 31, 2017	Nov. 30, 2016
Disclosure of detailed information about borrowings [line items]
Finance income (cost)			€ 6,509	€ (6,647)	€ 15
Loan agreement with UniCredit Leasing CZ
Disclosure of detailed information about borrowings [line items]
Initial drawdown								€ 562
Balance owing			231	323
Loan repaid		€ 127
Monthly repayment installment.			8	8
Current liabilities			94	€ 92
Silicon Valley Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Initial tranche										€ 5,000
Balance at the end of December 2021			€ 17,400
Percentage of ownership interest pledged as security			100.00%
Senior Secured Term Loan Facility Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Second drawdown									€ 2,500
SVB Loan Agreement | Silicon Valley Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Total value of loan	€ 25,000
SVB Loan Agreement | Loan facility trance one
Disclosure of detailed information about borrowings [line items]
Initial drawdown	10,000						€ 10,000
SVB Loan Agreement | Loan facility trance two
Disclosure of detailed information about borrowings [line items]
Initial drawdown	7,500		€ 7,500
SVB Loan Agreement | Loan facility trance three
Disclosure of detailed information about borrowings [line items]
Initial drawdown	€ 7,500
Common shares | Silicon Valley Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued						173,482
European Central Bank Base Rate | SVB Loan Agreement | Silicon Valley Bank Loan [Member]
Disclosure of detailed information about borrowings [line items]
Interest at greater of European Central Bank Base Rate	0.00%
Interest at greater of European Central Bank Base Rate, plus 5.5%	5.50%